Shareholders' Deficit (Details) - Options [Member]	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of Options Outstanding, beginning balance | shares
Number of Options, Granted | shares	90,000
Number of Options, Exercised | shares
Number of Options, Forfeited | shares
Number of Options, Cancelled | shares
Number of Options, Expired | shares
Number of Options Outstanding, ending balance | shares	90,000
Number of Options, Exercisable | shares	90,000
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 2.50
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price Forfeited | $ / shares
Weighted Average Exercise Price, Cancelled | $ / shares
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	2.50
Weighted Average Exercise Price, Exercisable | $ / shares	$ 2.50
Weighted Average Contractual Term in Years, Outstanding beginning balance	0 years
Weighted Average Contractual Term in Years, Granted	5 years
Weighted Average Contractual Term in Years, Outstanding Ending balance	4 years 10 months 25 days
Weighted Average Contractual Term in Years	4 years 10 months 25 days